Property, plant and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Borrowing costs capitalised	€ 73	€ 93	€ 52
Capital expenditure	4,407	8,049
Currency translation differences	(4,140)	1,044
Initial recognition and changes in estimates	955	2,074
Write-off	305	270
Property, plant and equipment	53,943	62,192	60,302
Property, plant and equipment, pledged as security	24	24
Government grants	103	€ 112
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment	€ 358
Minimum
Property, plant and equipment
Interest rate used for capitalizing finance expense	1.30%	2.60%
Maximum
Property, plant and equipment
Interest rate used for capitalizing finance expense	2.20%	2.80%
Accumulated impairment
Property, plant and equipment
Property, plant and equipment	€ (20,343)	€ (18,226)
Estimated costs for social projects
Property, plant and equipment
Initial recognition and changes in estimates	439
US Dollars
Property, plant and equipment
Currency translation differences	(4,068)
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	1,085
Unproved mineral interest
Property, plant and equipment
Capital expenditure	57	256
Currency translation differences	(170)	52
Property, plant and equipment	1,763	2,162	2,478
Unproved mineral interest | Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 800
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | International oil company
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure	€ 6	144
Currency translation differences	(3,325)	815
Initial recognition and changes in estimates	870	2,028
Property, plant and equipment	39,648	46,492	42,856
E&P wells, plant and machinery | Egypt, Italy, Algeria, Iraq, United States, Kazakhstan, and Mexico
Property, plant and equipment
Transfers	1,690
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure	265	508
Currency translation differences	(119)	24
Initial recognition and changes in estimates	(9)	25
Write-off	296	216
Property, plant and equipment	1,341	1,563	1,267
E&P exploration assets and appraisal | Libya, United States, Angola, Egypt, Oman, Mexico and Lebanon
Property, plant and equipment
Write-off	296
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences	(112)	21	49
Property, plant and equipment	1,268	1,246	1,101	€ 1,263
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment	66
Exploration & Production
Property, plant and equipment
Borrowing costs capitalised	51	71
Capital expenditure	3,444	6,889
Bonuses included in capital expenditure	57
Exploration & Production | Unproved mineral interest | Algeria
Property, plant and equipment
Bonuses included in capital expenditure	55
fields including commercial discoveries that proceeds to sanctioning | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	480	€ 505	€ 773
fields including commercial discoveries that proceeds to sanctioning | Suspended exploration wells pending final determination | Mozambique's offshore Area 4
Property, plant and equipment
Property, plant and equipment	€ 151